Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Income tax
Income before income tax expense	¥ 610,751	$ 93,219	¥ 578,812	¥ 356,461
PRC
Income tax
Income before income tax expense, The PRC	652,494	99,590	668,552	447,195
Hong Kong
Income tax
Income before income tax expense, Non-PRC	(43)	(7)	(43)	(65)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	26,319	4,017	(13,313)	(56,616)
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	¥ (68,019)	$ (10,381)	¥ (76,384)	¥ (34,053)